28. SHARE-BASED COMPENSATION PLANS	12 Months Ended
Dec. 31, 2017
Share-based Compensation Plans
SHARE-BASED COMPENSATION PLANS

28. SHARE-BASED COMPENSATION PLANS

Telesat Canada Stock Incentive Plans

In September 2008 and April 2013, Telesat adopted share-based compensation plans (the “stock incentive plans”) for certain key employees of the Company and its subsidiaries. The stock incentive plans provide for the grant of up to 13,273,779 options, 8,824,646 authorized in 2008, 4,036,729 authorized in 2013, 62,404 authorized in 2015 and an additional 350,000 authorized in 2017, to purchase Non-Voting Participating Preferred Shares of Telesat Canada, convertible into Common Shares.

Under the stock incentive plans, two different types of stock options can be granted: time-vesting options and performance-vesting options. The time-vesting options generally become vested and exercisable over a five-year period by 20% annual increments. The performance-vesting options become vested and exercisable over a five-year period, provided that the Company has achieved or exceeded an annual or cumulative target consolidated EBITDA established by the Board of Directors. The exercise period of the stock options expires 10 years from the grant date. The exercise price of each share underlying the options will be the higher of a fixed price, established by the Board of Directors on the grant date, and the fair market value of a Non-Voting Participating Preferred Share on the grant date. Both plans authorize the Board of Directors to grant tandem SARs, at their discretion.

In August 2017, Telesat authorized the exchange of 805,835 performance-vesting options for 805,835 time-vesting options. The exchanged amounts included 715,383 unvested performance-vesting options which were exchanged for an equal amount of unvested time-vesting options. A portion of the new unvested time-vesting options will vest upon the next anniversary date of the option holder with the remainder vesting evenly over a three-year period commencing on the sixth anniversary date.

The Company expenses the fair value of stock options that are expected to vest over the vesting period using the Black-Scholes option pricing model. The share-based compensation expense is included in operating expenses.

In January 2016, the Board approved the purchase for cancellation of up to 25% of the currently outstanding stock options. In March 2016, a total of 1,253,477 vested stock options were repurchased at fair value from key management personnel and other employees or former employees for a total cash consideration of $24.7 million.

In connection with the $387 million U.S. dollars cash distribution to the Company’s shareholders (Note 25), effective January 25, 2017, a special payment was authorized to option holders of $12.8 million U.S. dollars. Of this balance, $10.0 million U.S. dollars has been recorded as an operating expense in 2017, of which $8.0 million U.S. dollars has been paid. The remaining payments will be made in subsequent periods subject to certain conditions being met.

The stock options granted in the current and prior years, and their weighted average fair value were as follows:

	2017	2016	2015
Number of stock options granted	—	—	418,606
Weighted average fair value of options granted	$—	$—	$14.80

The movement in the number of stock options outstanding and their weighted average exercise price were as follows:

	Time vesting option plans		Performance vesting option plans
	Number of options	Weighted- average exercise price	Number of options	Weighted- average exercise price
Outstanding at December 31, 2015 and January 1, 2016	3,763,671	$23.65	1,825,324	$19.38
Granted	—		—
Forfeited	(143,440)		(32,684)
Exercised (Note 25)	(86,116)		(92,526)
Repurchased	(857,096)		(396,381)
Expired	—		—
Outstanding at December 31, 2016 and January 1, 2017	2,677,019	$24.54	1,303,733	$20.16
Granted	—		—
Forfeited	(15,507)		(17,638)
Exercised (Note 25)	(3,150)		(3,850)
Exchanged	805,835		(805,835)
Expired	—		—
Outstanding at December 31, 2017	3,464,197	$24.85	476,410	$11.07

The quantity of stock options that are exercisable and the weighted average remaining life were as follows:

As at December 31,	2017	2016
Time vesting option plans	2,612,679	1,779,707
Performance vesting option plans	476,413	582,854
Weighted average remaining life	4 years	6 years

The share-based compensation expense included in the consolidated statements of income (loss) was as follows:

Years ended December 31,	2017	2016	2015
Operating expenses	$2,856	$5,770	$5,369

The weighted average assumptions used to determine the share-based compensation expense for stock options using the Black-Scholes option pricing model were as follows:

	2017	2016	2015
Dividend yield	—%	—%	—%
Expected volatility	24.6%	24.6%	24.6%
Risk-free interest rate	1.83%	1.83%	1.81%
Expected life (years)	10	10	10

The expected volatility is based on the historical volatility.